Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of Stock by Class [Table Text Block]

As of September 30, 2025 and December 31, 2024, preferred stock consisted of the following (in thousands, except number of shares):

	September 30, 2025
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	$-
Series B	55,000	-	-	-	-
Undesignated preferred shares	4,930,000	-	-	-	-
Total Preferred Stock	5,000,000	-	$-	$-	$-
	December 31, 2024
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	-
Series B	55,000	55,000	73,631	63,250	17,684,888
Undesignated preferred shares	4,930,000	-	-	-	-
Total Preferred Stock	5,000,000	55,000	$73,631	$63,250	17,684,888

As of December 31, 2024, and 2023, Preferred Stock consisted of the following (dollars in thousands):

	December 31, 2024
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	$-
Series B	55,000	53,499	71,622	61,524	17,202,251
Total Preferred Stock	70,000	53,499	$71,622	$61,524	$17,202,251

	December 31, 2023
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	$-
Series B	55,000	55,000	73,631	63,250	17,684,888
Total Preferred Stock	70,000	55,000	$73,631	$63,250	$17,684,888